Income Taxes - Schedule of Deferred Tax Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating losses carried forward [Member]
Schedule of Deferred Tax Asset [Line Items]
Beginning balance	$ 7,366
Credited to statements of profit or loss	50,236	52,743
Credited to statements of equity
Deferred tax asset derecognized in the statements of profit or loss	(53,558)	(45,377)
Deferred tax asset derecognized in the statements of equity
Ending Balance	4,044	7,366
Lease liability [Member]
Schedule of Deferred Tax Asset [Line Items]
Beginning balance	4,020	4,161
Credited to statements of profit or loss	936	(141)
Credited to statements of equity
Deferred tax asset derecognized in the statements of profit or loss
Deferred tax asset derecognized in the statements of equity
Ending Balance	4,956	4,020
Asset Retirement provision [Member]
Schedule of Deferred Tax Asset [Line Items]
Beginning balance	140	126
Credited to statements of profit or loss	(1)	14
Credited to statements of equity
Deferred tax asset derecognized in the statements of profit or loss
Deferred tax asset derecognized in the statements of equity
Ending Balance	139	140
Financing fees [Member]
Schedule of Deferred Tax Asset [Line Items]
Beginning balance
Credited to statements of profit or loss	1,791	3,332
Credited to statements of equity	2,500
Deferred tax asset derecognized in the statements of profit or loss	(1,791)
Deferred tax asset derecognized in the statements of equity	(2,500)	(3,332)
Ending Balance
PPE [Member]
Schedule of Deferred Tax Asset [Line Items]
Beginning balance	4,654	10,538
Credited to statements of profit or loss	4,074	(5,884)
Credited to statements of equity
Deferred tax asset derecognized in the statements of profit or loss
Deferred tax asset derecognized in the statements of equity
Ending Balance	8,728	4,654
Reserves and other [Member]
Schedule of Deferred Tax Asset [Line Items]
Beginning balance	6,059	12,623
Credited to statements of profit or loss	(1,109)	(6,564)
Credited to statements of equity
Deferred tax asset derecognized in the statements of profit or loss
Deferred tax asset derecognized in the statements of equity
Ending Balance	4,950	6,059
Total [Member]
Schedule of Deferred Tax Asset [Line Items]
Beginning balance	22,239	27,448
Credited to statements of profit or loss	55,927	43,500
Credited to statements of equity	2,500
Deferred tax asset derecognized in the statements of profit or loss	(55,349)	(45,377)
Deferred tax asset derecognized in the statements of equity	(2,500)	(3,332)
Ending Balance	22,817	$ 22,239
Offsetting deferred tax liabilities	(22,817)
Net deferred tax assets